American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
December 31, 2025

Core Plus Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 33.8%
Aerospace and Defense — 0.5%
Boeing Co., 5.71%, 5/1/40	575,000	587,479
Carpenter Technology Corp., 5.625%, 3/1/34(1)	150,000	152,546
Northrop Grumman Corp., 5.15%, 5/1/40	223,000	221,832
Textron, Inc., 4.95%, 3/15/36	271,000	269,143
TransDigm, Inc., 4.625%, 1/15/29	195,000	193,877
TransDigm, Inc., 4.875%, 5/1/29	635,000	633,893
		2,058,770
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 6.25%, 5/6/29	805,000	848,925
GXO Logistics, Inc., 6.50%, 5/6/34	218,000	236,032
		1,084,957
Automobiles — 0.6%
American Honda Finance Corp., 4.95%, 1/9/26	520,000	520,096
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	550,000	589,948
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	710,000	728,289
General Motors Financial Co., Inc., 5.60%, 6/18/31	330,000	344,353
General Motors Financial Co., Inc., 6.15%, 7/15/35	235,000	247,748
Hyundai Capital America, 6.50%, 1/16/29(1)	108,000	114,450
		2,544,884
Banks — 3.8%
Bank of America Corp., VRN, 5.51%, 1/24/36	670,000	698,959
Bank of Montreal, VRN, 7.70%, 5/26/84	434,000	461,105
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	885,000	940,521
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	560,000	601,995
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	690,000	678,736
BPCE SA, VRN, 3.65%, 1/14/37(1)	720,000	658,585
Citigroup, Inc., VRN, 4.41%, 3/31/31	490,000	490,057
Citigroup, Inc., VRN, 5.17%, 9/11/36	325,000	328,181
Citigroup, Inc., VRN, 5.61%, 3/4/56	210,000	209,256
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	757,000	833,341
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	975,000	1,023,144
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	860,000	860,981
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	460,000	439,124
Intesa Sanpaolo SpA, VRN, 4.95%, 6/1/42(1)	310,000	264,622
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	633,000	653,828
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	766,000	816,703
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	230,000	237,368
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	270,000	273,754
Morgan Stanley Private Bank NA, VRN, 4.47%, 11/19/31	860,000	862,439
NatWest Group PLC, VRN, 3.03%, 11/28/35	597,000	549,356
Synovus Bank, VRN, 5.96%, 1/15/36	705,000	709,140
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	602,000	635,308
UWM Holdings LLC, 6.25%, 3/15/31(1)	348,000	347,612
Wells Fargo & Co., VRN, 5.61%, 4/23/36	550,000	576,691
Wells Fargo & Co., VRN, 5.01%, 4/4/51	375,000	342,963
Western Alliance Bank, VRN, 6.54%, 11/15/35	645,000	646,734
Zions Bancorp NA, VRN, 6.82%, 11/19/35	815,000	867,939
		16,008,442

Biotechnology — 0.4%
Amgen, Inc., 5.65%, 3/2/53	495,000	485,038
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	620,000	625,488
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)	500,000	512,771
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	200,000	210,250
		1,833,547
Broadline Retail — 0.2%
Amazon.com, Inc., 4.65%, 11/20/35	693,000	690,468
Building Products — 0.5%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	1,120,000	1,067,429
Carlisle Cos., Inc., 5.55%, 9/15/40	220,000	223,123
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	80,000	82,420
Standard Industries, Inc., 4.375%, 7/15/30(1)	574,000	554,131
		1,927,103
Capital Markets — 2.3%
Ares Strategic Income Fund, 5.70%, 3/15/28	269,000	272,766
Blackstone Private Credit Fund, 5.95%, 7/16/29	525,000	535,877
Blue Owl Capital Corp., 5.95%, 3/15/29	371,000	374,516
Blue Owl Credit Income Corp., 7.75%, 1/15/29	605,000	640,403
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	1,123,000	1,130,644
Blue Owl Technology Finance Corp., 6.75%, 4/4/29	425,000	434,859
Coinbase Global, Inc., 3.375%, 10/1/28(1)	115,000	109,644
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	405,000	429,661
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	480,000	478,959
Golub Capital BDC, Inc., 7.05%, 12/5/28	475,000	501,438
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	600,000	604,400
HPS Corporate Lending Fund, 5.45%, 1/14/28	165,000	166,877
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	335,000	333,366
HPS Corporate Lending Fund, 6.25%, 9/30/29	187,000	193,963
LPL Holdings, Inc., 5.15%, 6/15/30	405,000	413,233
Morgan Stanley, VRN, 6.63%, 11/1/34	965,000	1,079,423
Morgan Stanley, VRN, 5.83%, 4/19/35	160,000	170,091
Morgan Stanley, VRN, 4.89%, 10/22/36	265,000	262,755
Morgan Stanley, VRN, 5.52%, 11/19/55	162,000	160,241
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,231,000	1,214,444
		9,507,560
Chemicals — 0.4%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	200,000	82,406
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	1,400,000	548,254
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	570,000	583,939
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(1)	476,000	480,481
		1,695,080
Construction Materials — 0.3%
Eagle Materials, Inc., 5.00%, 3/15/36	449,000	440,071
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	250,000	260,384
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	598,000	624,899
		1,325,354
Consumer Finance — 0.6%
Ally Financial, Inc., 8.00%, 11/1/31	752,000	854,648
Avilease Capital Ltd., 4.75%, 11/12/30(1)	730,000	724,752
Capital One Financial Corp., VRN, 2.36%, 7/29/32	465,000	407,586
OneMain Finance Corp., 6.125%, 5/15/30	165,000	168,619
PRA Group, Inc., 8.875%, 1/31/30(1)	307,000	318,884
		2,474,489

Diversified Consumer Services — 0.1%
Leland Stanford Junior University, 4.68%, 3/1/35	75,000	75,745
Massachusetts Institute of Technology, 5.62%, 6/1/55	95,000	97,714
Novant Health, Inc., 3.17%, 11/1/51	290,000	193,886
		367,345
Diversified REITs — 1.0%
American Assets Trust LP, 3.375%, 2/1/31	765,000	697,665
Essex Portfolio LP, 4.875%, 2/15/36	535,000	524,640
GLP Capital LP/GLP Financing II, Inc., 5.25%, 2/15/33	464,000	466,061
Kilroy Realty LP, 3.05%, 2/15/30	235,000	218,838
Kilroy Realty LP, 2.50%, 11/15/32	315,000	263,227
Piedmont Operating Partnership LP, 6.875%, 7/15/29	91,000	96,705
Piedmont Operating Partnership LP, 5.625%, 1/15/33	860,000	869,267
Trust 2401, 4.87%, 1/15/30(1)	214,000	210,931
Trust 2401, 7.70%, 1/23/32(1)	608,000	673,166
Ventas Realty LP, 5.00%, 2/15/36	205,000	203,748
		4,224,248
Diversified Telecommunication Services — 0.4%
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	932,000	983,738
Sprint Capital Corp., 6.875%, 11/15/28	247,000	265,149
Verizon Communications, Inc., 4.75%, 1/15/33	136,000	135,934
Verizon Communications, Inc., 5.875%, 11/30/55	170,000	168,077
		1,552,898
Electric Utilities — 2.1%
Alliant Energy Corp., VRN, 5.75%, 4/1/56	678,000	677,744
American Electric Power Co., Inc., VRN, 5.80%, 3/15/56	202,000	200,628
American Electric Power Co., Inc., VRN, 6.05%, 3/15/56	453,000	445,306
Arizona Public Service Co., 5.70%, 8/15/34	298,000	313,536
Commonwealth Edison Co., 5.95%, 6/1/55	138,000	143,617
Duke Energy Florida LLC, 4.85%, 12/1/35	190,000	189,254
Duke Energy Florida LLC, 5.95%, 11/15/52	265,000	275,271
Duke Energy Progress LLC, 4.35%, 3/6/27	353,000	355,500
Duke Energy Progress LLC, 5.35%, 3/15/53	170,000	163,180
Electricite de France SA, 6.95%, 1/26/39(1)	604,000	674,740
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	1,024,000	1,032,942
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56	402,000	402,904
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	1,036,000	1,050,923
Kentucky Utilities Co., 5.85%, 8/15/55	296,000	298,684
Louisville Gas & Electric Co., 5.85%, 8/15/55	86,000	86,743
MidAmerican Energy Co., 5.85%, 9/15/54	1,092,000	1,128,278
Niagara Mohawk Power Corp., 4.65%, 10/3/30(1)	160,000	161,242
Palomino Funding Trust I, 7.23%, 5/17/28(1)	280,000	296,239
RWE Finance U.S. LLC, 5.125%, 9/18/35(1)	151,000	150,210
Southern Co., Series B, VRN, 4.00%, 1/15/51	331,000	332,064
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	428,000	432,448
		8,811,453
Electronic Equipment, Instruments and Components — 0.1%
Amphenol Corp., 4.625%, 2/15/36	495,000	485,154
Energy Equipment and Services — 0.0%
Enerflex, Inc., 6.875%, 1/15/31(1)	197,000	201,520
Entertainment — 0.2%
Beignet Investor LLC, 6.58%, 5/30/49(1)	189,000	199,850
Warnermedia Holdings, Inc., 3.76%, 3/15/27	500,000	494,375
		694,225

Financial Services — 1.5%
Antares Holdings LP, 6.35%, 10/23/29(1)	815,000	832,354
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	751,000	791,093
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(1)	525,000	527,026
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	298,000	300,444
Essent Group Ltd., 6.25%, 7/1/29	975,000	1,018,345
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	250,000	248,457
NMI Holdings, Inc., 6.00%, 8/15/29	975,000	1,010,812
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	758,000	799,754
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	178,000	185,948
Rocket Cos., Inc., 6.125%, 8/1/30(1)	310,000	320,619
Rocket Cos., Inc., 6.375%, 8/1/33(1)	345,000	360,135
		6,394,987
Food Products — 0.2%
Flowers Foods, Inc., 5.75%, 3/15/35	240,000	241,151
Mars, Inc., 5.65%, 5/1/45(1)	350,000	353,009
Mars, Inc., 5.70%, 5/1/55(1)	200,000	199,368
		793,528
Gas Utilities — 0.3%
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	153,000	148,133
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	200,000	198,405
Snam SpA, 6.50%, 5/28/55(1)	417,000	448,592
Spire, Inc., VRN, 6.25%, 6/1/56	620,000	617,902
		1,413,032
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	600,000	635,137
United Rentals North America, Inc., 6.00%, 12/15/29(1)	375,000	385,526
		1,020,663
Health Care Equipment and Supplies — 0.5%
Baxter International, Inc., 4.90%, 12/15/30	135,000	136,108
Baxter International, Inc., 5.65%, 12/15/35	217,000	219,689
Hologic, Inc., 3.25%, 2/15/29(1)	351,000	346,220
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,155,000	1,195,438
		1,897,455
Health Care Providers and Services — 1.5%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	640,000	616,957
Centene Corp., 4.625%, 12/15/29	335,000	325,166
CVS Health Corp., 5.45%, 9/15/35	204,000	208,893
CVS Health Corp., 6.00%, 6/1/44	455,000	457,645
CVS Health Corp., VRN, 7.00%, 3/10/55	332,000	348,500
Duke University Health System, Inc., 3.92%, 6/1/47	128,000	103,311
HCA, Inc., 4.90%, 11/15/35	639,000	630,518
HCA, Inc., 6.20%, 3/1/55	142,000	144,815
HCA, Inc., 5.70%, 11/15/55	444,000	423,444
Icon Investments Six DAC, 6.00%, 5/8/34	258,000	272,962
IQVIA, Inc., 5.00%, 5/15/27(1)	650,000	650,306
IQVIA, Inc., 6.25%, 2/1/29	411,000	433,489
Kaiser Foundation Hospitals, 3.00%, 6/1/51	255,000	167,332
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	178,000	180,264
Tenet Healthcare Corp., 6.125%, 10/1/28	132,000	132,671
UnitedHealth Group, Inc., 5.30%, 6/15/35	211,000	218,543
UnitedHealth Group, Inc., 5.50%, 7/15/44	454,000	450,908
UnitedHealth Group, Inc., 5.05%, 4/15/53	575,000	519,000
		6,284,724

Hotels, Restaurants and Leisure — 0.9%
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	875,000	876,093
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	733,000	703,602
Carnival Corp., 4.00%, 8/1/28(1)	618,000	609,196
Carnival Corp., 5.125%, 5/1/29(1)	411,000	415,763
Hyatt Hotels Corp., 5.75%, 3/30/32	166,000	174,007
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	555,000	570,313
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	340,000	349,468
		3,698,442
Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	413,000	413,675
K Hovnanian Enterprises, Inc., 8.375%, 10/1/33(1)	35,000	35,597
KB Home, 4.80%, 11/15/29	673,000	670,901
		1,120,173
Independent Power and Renewable Electricity Producers — 0.2%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	396,203	417,115
Saavi Energia SARL, 8.875%, 2/10/35(1)	570,000	618,906
		1,036,021
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	400,000	398,032
Insurance — 1.4%
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	265,000	275,104
Athene Global Funding, 5.53%, 7/11/31(1)	305,000	312,856
Beacon Funding Trust, 6.27%, 8/15/54(1)	365,000	371,032
CNA Financial Corp., 5.20%, 8/15/35	569,000	572,035
CNO Financial Group, Inc., 5.25%, 5/30/29	605,000	614,614
CNO Financial Group, Inc., 6.45%, 6/15/34	251,000	265,693
F&G Annuities & Life, Inc., 6.50%, 6/4/29	145,000	151,266
Global Atlantic Fin Co., 7.95%, 6/15/33(1)	940,000	1,074,182
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	500,000	493,126
Lincoln National Corp., 7.00%, 6/15/40	275,000	309,516
MetLife, Inc., 6.40%, 12/15/66	590,000	619,345
MetLife, Inc., 10.75%, 8/1/69	390,000	521,871
Wynnton Funding Trust II, 5.99%, 8/15/55(1)	417,000	421,044
		6,001,684
Interactive Media and Services — 0.6%
Meta Platforms, Inc., 4.60%, 11/15/32	685,000	690,704
Meta Platforms, Inc., 4.875%, 11/15/35	470,000	469,552
Meta Platforms, Inc., 5.50%, 11/15/45	225,000	218,616
Meta Platforms, Inc., 5.625%, 11/15/55	635,000	609,936
Meta Platforms, Inc., 5.75%, 11/15/65	330,000	315,051
		2,303,859
IT Services — 0.3%
CoreWeave, Inc., 9.25%, 6/1/30(1)	806,000	750,231
Kyndryl Holdings, Inc., 3.15%, 10/15/31	460,000	420,097
		1,170,328
Machinery — 0.5%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	810,000	822,200
Chart Industries, Inc., 7.50%, 1/1/30(1)	850,000	886,971
Weir Group, Inc., 5.35%, 5/6/30(1)	428,000	439,954
		2,149,125
Marine Transportation — 0.2%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)	832,000	873,288
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	1,426,000	1,424,867

Cox Communications, Inc., 5.70%, 6/15/33(1)	310,000	312,829
Discovery Communications LLC, 3.95%, 3/20/28	394,000	378,417
Discovery Communications LLC, 4.125%, 5/15/29	890,000	860,790
Discovery Communications LLC, 5.00%, 9/20/37	500,000	400,668
Lamar Media Corp., 3.75%, 2/15/28	555,000	546,748
Nexstar Media, Inc., 4.75%, 11/1/28(1)	1,055,000	1,047,905
Paramount Global, 4.375%, 3/15/43	267,000	185,813
Paramount Global, VRN, 6.25%, 2/28/57	394,000	355,339
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	415,000	412,638
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	1,085,000	1,062,026
TEGNA, Inc., 4.625%, 3/15/28	840,000	831,949
Time Warner Cable LLC, 6.55%, 5/1/37	494,000	504,713
		8,324,702
Metals and Mining — 0.3%
Commercial Metals Co., 6.00%, 12/15/35(1)	25,000	25,643
Glencore Funding LLC, 5.19%, 4/1/30(1)	325,000	334,292
Glencore Funding LLC, 5.89%, 4/4/54(1)	105,000	104,541
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	437,000	457,035
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	271,000	276,672
		1,198,183
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	540,000	534,416
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	1,455,000	1,543,716
		2,078,132
Multi-Utilities — 0.6%
NiSource, Inc., 5.35%, 7/15/35	400,000	409,130
Sempra, 3.25%, 6/15/27	347,000	342,905
Sempra, VRN, 4.125%, 4/1/52	1,062,000	1,044,564
WEC Energy Group, Inc., 5.60%, 9/12/26	153,000	154,577
WEC Energy Group, Inc., VRN, 5.625%, 5/15/56	375,000	377,641
		2,328,817
Oil, Gas and Consumable Fuels — 3.3%
Antero Resources Corp., 7.625%, 2/1/29(1)	323,000	329,107
Cenovus Energy, Inc., 5.40%, 3/20/36	282,000	281,762
Cheniere Energy, Inc., 4.625%, 10/15/28	445,000	444,402
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32(1)	422,000	422,134
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	390,000	417,625
Ecopetrol SA, 7.75%, 2/1/32	640,000	659,462
Enbridge, Inc., VRN, 6.00%, 1/15/77	1,020,000	1,025,814
Energy Transfer LP, 6.55%, 12/1/33	648,000	710,525
Energy Transfer LP, 6.125%, 12/15/45	380,000	373,393
Eni SpA, 5.95%, 5/15/54(1)	339,000	336,484
Enterprise Products Operating LLC, 5.20%, 1/15/36	193,000	196,585
Expand Energy Corp., 6.75%, 4/15/29(1)	124,000	124,738
Expand Energy Corp., 5.375%, 3/15/30	842,000	853,601
Matador Resources Co., 6.50%, 4/15/32(1)	275,000	279,074
Northern Natural Gas Co., 5.625%, 2/1/54(1)	150,000	144,840
Ovintiv, Inc., 7.10%, 7/15/53	370,000	395,320
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	242,000	244,214
Petroleos Mexicanos, 5.95%, 1/28/31	2,595,000	2,513,173
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	308,000	311,739
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	299,000	292,379
Repsol E&P Capital Markets U.S. LLC, 5.20%, 9/16/30(1)	435,000	441,370
Repsol E&P Capital Markets U.S. LLC, 5.98%, 9/16/35(1)	206,000	210,179
Santos Finance Ltd., 5.75%, 11/13/35(1)	244,000	242,783

Shell Finance U.S., Inc., 4.375%, 5/11/45	205,000	177,125
SM Energy Co., 6.75%, 9/15/26	468,000	470,407
Sunoco LP, 7.00%, 5/1/29(1)	289,000	301,586
Sunoco LP, 5.875%, 3/15/34(1)	410,000	410,156
Venture Global Plaquemines LNG LLC, 6.50%, 6/15/34(1)	593,961	607,193
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	376,000	385,310
		13,602,480
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	449,000	436,433
Passenger Airlines — 0.6%
American Airlines, Inc., 7.25%, 2/15/28(1)	415,000	424,462
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	49	49
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	600,000	614,286
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	355,000	357,960
Southwest Airlines Co., 4.375%, 11/15/28	570,000	571,333
United Airlines, Inc., 4.625%, 4/15/29(1)	370,000	368,656
		2,336,746
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	620,000	626,225
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	415,000	407,847
Merck & Co., Inc., 4.75%, 12/4/35	367,000	365,771
Merck & Co., Inc., 5.70%, 9/15/55	287,000	290,232
Perrigo Finance Unlimited Co., 4.90%, 6/15/30	200,000	193,617
		1,257,467
Professional Services — 0.2%
Concentrix Corp., 6.60%, 8/2/28	995,000	1,026,667
Real Estate Management and Development — 0.3%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	273,000	296,451
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)	435,000	433,403
CBRE Services, Inc., 4.90%, 1/15/33	360,000	361,861
		1,091,715
Semiconductors and Semiconductor Equipment — 0.9%
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	700,000	723,006
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	240,000	246,697
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)	475,000	504,199
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	300,000	313,979
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	597,000	630,634
Intel Corp., 5.15%, 2/21/34	310,000	314,000
Intel Corp., 5.60%, 2/21/54	232,000	214,333
Micron Technology, Inc., 5.30%, 1/15/31	710,000	736,236
		3,683,084
Software — 1.0%
AppLovin Corp., 5.125%, 12/1/29	104,000	106,711
AppLovin Corp., 5.375%, 12/1/31	207,000	214,945
AppLovin Corp., 5.50%, 12/1/34	385,000	395,723
Oracle Corp., 4.80%, 9/26/32	1,498,000	1,446,612
Oracle Corp., 5.20%, 9/26/35	1,010,000	968,024
Oracle Corp., 5.50%, 9/27/64	261,000	208,517
Synopsys, Inc., 5.00%, 4/1/32	780,000	797,660
		4,138,192
Specialized REITs — 0.3%
American Tower Corp., 5.35%, 3/15/35	326,000	334,369
EPR Properties, 4.95%, 4/15/28	580,000	584,748

VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	452,000	438,524
		1,357,641
Specialty Retail — 0.4%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	38,000	38,349
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	680,000	683,182
Lowe's Cos., Inc., 4.50%, 10/15/32	450,000	447,700
Lowe's Cos., Inc., 4.85%, 10/15/35	675,000	669,785
		1,839,016
Technology Hardware, Storage and Peripherals — 0.0%
Dell International LLC/EMC Corp., 5.30%, 4/1/32	191,000	196,507
Textiles, Apparel and Luxury Goods — 0.2%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)	330,000	328,483
Gildan Activewear, Inc., 5.40%, 10/7/35(1)	470,000	469,203
		797,686
Trading Companies and Distributors — 0.1%
Herc Holdings, Inc., 7.25%, 6/15/33(1)	348,000	369,219
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.70%, 12/15/33	517,000	579,817
TOTAL CORPORATE BONDS (Cost $140,385,508)		141,311,567
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 28.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Security — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	12,105	12,267
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 28.2%
FHLMC, 6.00%, 9/1/35	105,685	110,283
FHLMC, 6.00%, 2/1/38	55,597	58,884
FHLMC, 3.50%, 2/1/49	1,824,399	1,708,786
FHLMC, 3.50%, 5/1/50	301,740	281,547
FHLMC, 2.50%, 10/1/50	1,462,906	1,242,313
FHLMC, 2.50%, 5/1/51	2,014,446	1,725,184
FHLMC, 3.50%, 5/1/51	541,301	505,459
FHLMC, 3.00%, 7/1/51	1,319,415	1,175,361
FHLMC, 2.00%, 8/1/51	1,702,966	1,390,052
FHLMC, 3.00%, 12/1/51	421,785	374,684
FHLMC, 2.50%, 2/1/52	1,978,500	1,696,011
FHLMC, 3.00%, 2/1/52	1,862,425	1,671,532
FHLMC, 3.50%, 5/1/52	971,537	907,654
FHLMC, 4.00%, 5/1/52	902,638	865,523
FHLMC, 4.00%, 5/1/52	531,058	507,232
FHLMC, 4.00%, 6/1/52	2,334,367	2,238,380
FHLMC, 5.00%, 6/1/52	1,011,980	1,015,290
FHLMC, 5.00%, 7/1/52	629,020	635,462
FHLMC, 5.00%, 8/1/52	1,284,573	1,298,423
FHLMC, 4.50%, 10/1/52	2,477,973	2,433,365
FHLMC, 4.50%, 10/1/52	758,752	744,075
FHLMC, 6.00%, 11/1/52	2,444,835	2,530,011
FHLMC, 5.50%, 12/1/52	546,862	558,954
FHLMC, 6.00%, 1/1/53	2,374,935	2,452,574
FHLMC, 5.00%, 6/1/53	4,965,011	4,955,687
FHLMC, 5.00%, 6/1/53	1,807,249	1,809,223
FHLMC, 6.50%, 11/1/53	1,289,255	1,343,585
FHLMC, 5.50%, 4/1/54	770,262	787,244
FNMA, 6.00%, 12/1/33	85,106	88,181
FNMA, 6.00%, 9/1/37	86,625	91,668
FNMA, 6.00%, 11/1/37	78,255	82,811

FNMA, 4.50%, 4/1/39	90,076	90,904
FNMA, 4.50%, 5/1/39	259,517	261,902
FNMA, 6.50%, 5/1/39	35,367	37,642
FNMA, 4.50%, 10/1/39	420,560	424,426
FNMA, 4.00%, 8/1/41	384,690	376,837
FNMA, 3.50%, 5/1/42	134,914	129,628
FNMA, 3.50%, 5/1/45	195,246	185,594
FNMA, 4.00%, 11/1/45	222,323	215,235
FNMA, 4.00%, 11/1/45	95,030	91,951
FNMA, 4.00%, 2/1/46	378,553	366,250
FNMA, 4.00%, 4/1/46	289,619	280,266
FNMA, 3.50%, 2/1/47	544,509	509,964
FNMA, 2.50%, 6/1/50	553,760	474,043
FNMA, 2.50%, 12/1/51	1,391,366	1,194,469
FNMA, 2.50%, 2/1/52	730,381	628,165
FNMA, 3.00%, 2/1/52	2,013,188	1,803,664
FNMA, 3.00%, 2/1/52	1,315,604	1,178,675
FNMA, 2.00%, 3/1/52	2,970,400	2,441,159
FNMA, 3.00%, 3/1/52	1,144,513	1,027,674
FNMA, 3.00%, 4/1/52	1,667,478	1,493,424
FNMA, 3.50%, 4/1/52	1,545,264	1,432,945
FNMA, 3.50%, 4/1/52	600,764	557,097
FNMA, 4.00%, 4/1/52	1,516,328	1,448,418
FNMA, 4.00%, 4/1/52	517,739	496,451
FNMA, 4.00%, 4/1/52	466,271	445,666
FNMA, 3.00%, 5/1/52	1,192,397	1,075,432
FNMA, 3.50%, 5/1/52	2,163,234	2,012,485
FNMA, 3.50%, 5/1/52	1,223,335	1,134,755
FNMA, 4.00%, 5/1/52	1,498,455	1,428,355
FNMA, 3.00%, 6/1/52	1,175,932	1,052,995
FNMA, 3.50%, 6/1/52	1,378,010	1,293,072
FNMA, 2.50%, 7/1/52	877,973	747,545
FNMA, 4.50%, 7/1/52	435,259	426,840
FNMA, 5.00%, 8/1/52	1,484,233	1,491,461
FNMA, 4.50%, 9/1/52	752,545	744,120
FNMA, 5.00%, 9/1/52	945,988	954,618
FNMA, 5.50%, 10/1/52	1,377,056	1,402,805
FNMA, 5.50%, 1/1/53	2,808,003	2,857,260
FNMA, 5.50%, 1/1/53	2,792,791	2,849,227
FNMA, 6.50%, 1/1/53	1,874,939	1,955,856
FNMA, 5.50%, 3/1/53	626,464	641,894
FNMA, 4.50%, 8/1/53	539,101	529,958
FNMA, 6.00%, 9/1/53	1,410,351	1,467,060
FNMA, 6.00%, 9/1/53	1,420,393	1,462,892
FNMA, 5.50%, 3/1/54	3,322,434	3,379,097
FNMA, 4.50%, 4/1/54	4,011,436	3,928,597
FNMA, 6.00%, 5/1/54	1,631,098	1,680,067
GNMA, 5.00%, TBA	1,938,000	1,933,874
GNMA, 7.00%, 4/20/26	1	1
GNMA, 7.50%, 8/15/26	12	12
GNMA, 8.00%, 8/15/26	1	1
GNMA, 6.50%, 5/15/28	291	300
GNMA, 7.00%, 5/15/31	475	496
GNMA, 5.50%, 12/15/32	20,663	21,216
GNMA, 4.50%, 8/15/33	28,694	28,680

GNMA, 6.00%, 9/20/38	30,605	32,707
GNMA, 6.00%, 1/20/39	6,951	7,321
GNMA, 4.50%, 4/15/39	43,210	42,987
GNMA, 4.50%, 6/15/39	106,194	106,627
GNMA, 4.50%, 1/15/40	80,367	80,620
GNMA, 4.50%, 4/15/40	67,454	67,604
GNMA, 4.50%, 12/15/40	126,621	126,564
GNMA, 3.50%, 6/20/42	354,171	335,128
GNMA, 3.00%, 5/20/50	473,773	426,845
GNMA, 3.00%, 7/20/50	904,678	815,819
GNMA, 3.50%, 6/20/51	923,159	853,737
GNMA, 3.00%, 7/20/51	1,985,382	1,787,487
GNMA, 4.00%, 9/20/52	3,337,957	3,181,578
GNMA, 4.50%, 9/20/52	3,174,556	3,117,348
GNMA, 4.50%, 10/20/52	3,132,051	3,075,126
GNMA, 4.00%, 4/20/54	4,422,784	4,201,480
GNMA, 5.00%, 12/20/54	1,769,556	1,771,767
UMBS, 5.00%, TBA	6,732,000	6,714,644
		118,124,247
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $118,230,455)		118,136,514
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.0%
Private Sponsor Collateralized Mortgage Obligations — 8.7%
Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, 11/26/68(1)	388,830	388,302
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A2, 6.10%, 12/1/63(1)	257,243	258,880
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(1)	779,864	787,396
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	1,203,778	1,161,658
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	657,601	658,766
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	198,281	198,170
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, VRN, 6.00%, 6/25/56(1)	1,971,721	1,999,704
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,576	1,569
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 6/25/67(1)	619,852	618,295
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	1,059,168	1,063,819
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	690,629	699,322
Citigroup Mortgage Loan Trust, Inc., Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	390,763	391,090
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)	924,805	935,115
Eagle RE Ltd., Series 2023-1, Class M1A, VRN, 5.87%, (30-day average SOFR plus 2.00%), 9/26/33(1)	132,234	132,436
EFMT, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	906,000	917,923
GS Mortgage-Backed Securities Trust, Series 2025-PJ3, Class A4, VRN, 6.00%, 7/25/55(1)	592,375	600,967
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	7,654	7,549
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	672,190	675,402
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	403,350	404,112
JP Morgan Mortgage Trust, Series 2024-12, Class A3, VRN, 5.50%, 6/25/55(1)	992,079	1,004,134
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(1)	1,524,554	1,537,189
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	464,697	466,497
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	204,432	204,599
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	687,452	698,348
JP Morgan Mortgage Trust, Series 2025-11, Class A4, SEQ, VRN, 5.50%, 5/25/56(1)	1,585,000	1,593,597
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A1D, 5.50%, 11/25/55(1)	808,127	811,771
JP Morgan Mortgage Trust, Series 2025-7MPR, Class A3, 5.85%, 2/25/56(1)	632,704	635,104
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	1,040,140	1,046,537
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	173,027	175,572
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	560,607	568,583
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(1)	1,467,974	1,475,468
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)	524,875	531,451

OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(1)	1,070,119	1,067,826
PMT Loan Trust, Series 2025-J3, Class A8, VRN, 5.50%, 11/27/56(1)	1,065,883	1,072,708
PMT Loan Trust, Series 2025-J5, Class A5, VRN, 5.50%, 1/25/57(1)	1,550,000	1,555,468
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)	620,896	629,139
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	1,243,954	1,251,335
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(1)	1,106,903	1,114,330
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	700,226	710,967
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	243,050	243,419
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	396,105	398,104
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(1)	885,343	893,985
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(1)	858,361	863,131
Sequoia Mortgage Trust, Series 2025-11, Class A5, VRN, 5.00%, 11/25/55(1)	1,994,055	1,992,614
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	67,217	60,613
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	481,706	488,265
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	1,361,604	1,378,995
		36,370,224
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 3397, Class GF, VRN, 4.60%, (30-day average SOFR plus 0.61%), 12/15/37	49,516	49,341
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	8,265,617	1,057,627
FNMA, Series 2023-R05, Class 1M1, VRN, 5.77%, (30-day average SOFR plus 1.90%), 6/25/43(1)	216,080	217,833
GNMA, Series 2007-5, Class FA, VRN, 3.99%, (1-month SOFR plus 0.25%), 2/20/37	73,489	73,464
		1,398,265
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,360,671)		37,768,489
U.S. TREASURY SECURITIES — 9.0%
U.S. Treasury Notes, 3.50%, 10/31/27	2,000,000	2,000,586
U.S. Treasury Notes, 4.125%, 8/31/30(2)	2,800,000	2,849,766
U.S. Treasury Notes, 3.50%, 11/30/30	14,200,000	14,059,109
U.S. Treasury Notes, 4.375%, 11/30/30	10,500,000	10,803,515
U.S. Treasury Notes, 4.25%, 2/28/31	7,700,000	7,878,213
TOTAL U.S. TREASURY SECURITIES (Cost $37,410,660)		37,591,189
CONVERTIBLE PREFERRED SECURITIES — 5.9%
Banks — 5.5%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	600,000	607,208
Banco Mercantil del Norte SA, 5.875%(1)	431,000	430,014
Banco Mercantil del Norte SA, 7.50%(1)	400,000	413,753
Banco Santander SA, 4.75%	2,200,000	2,198,952
Barclays PLC, 8.00%	1,218,000	1,304,607
BNP Paribas SA, 8.50%(1)	2,010,000	2,138,467
Danske Bank AS, 4.375%	1,895,000	1,893,996
HSBC Holdings PLC, 6.00%	1,526,000	1,543,886
HSBC Holdings PLC, 6.875%	349,000	362,270
ING Groep NV, 5.75%	1,445,000	1,452,949
ING Groep NV, 7.50%	1,050,000	1,094,942
Lloyds Banking Group PLC, 6.75%	619,000	625,974
Macquarie Bank Ltd., 6.125%(1)	651,000	662,570
Nordea Bank Abp, 6.625%(1)	2,145,000	2,171,300
Skandinaviska Enskilda Banken AB, 6.875%	1,000,000	1,026,778
Societe Generale SA, 4.75%(1)	209,000	208,490
Societe Generale SA, 9.375%(1)	1,560,000	1,667,581
Societe Generale SA, 10.00%(1)	380,000	422,657
Standard Chartered PLC, 7.75%(1)	280,000	291,702
Svenska Handelsbanken AB, 4.375%	1,000,000	991,739
Swedbank AB, VRN, 7.625%	1,400,000	1,467,733
		22,977,568

Capital Markets — 0.4%
UBS Group AG, 9.25%(1)	1,550,000	1,705,309
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $24,205,260)		24,682,877
ASSET-BACKED SECURITIES — 5.8%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	975,000	957,774
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	241,022	244,407
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	809,187	808,013
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)	149,031	147,553
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2, SEQ, 4.76%, 3/22/49(1)	1,500,000	1,479,738
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	750,000	732,932
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	2,462,092	2,369,407
FinBe USA Trust, Series 2025-1A, Class A, SEQ, 5.70%, 12/15/28(1)	825,465	828,733
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	1,775,000	1,770,286
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	602,379	560,536
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	562,688	469,376
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1A, 5.06%, 4/25/56(1)	775,000	774,986
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	1,394,653	1,412,670
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	738,152	745,083
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)	531,270	512,327
MP LLC, Series 2025-1A, Class A, SEQ, 5.55%, 11/15/65(1)	1,421,276	1,424,564
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	1,700,000	1,068,522
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	750,576	760,094
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(1)	1,929,683	1,932,166
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	1,214,000	1,243,086
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	221,977	216,802
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	575,000	577,041
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	685,372	689,606
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	1,000,000	1,036,055
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(1)	1,508,826	1,513,733
TOTAL ASSET-BACKED SECURITIES (Cost $24,560,430)		24,275,490
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	304,000	252,790
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	388,000	333,076
Bank, Series 2021-BN36, Class D, VRN, 2.50%, 9/15/64(1)	387,896	292,570
BBCMS Mortgage Trust, Series 2019-C5, Class D, 2.50%, 11/15/52(1)	415,246	316,204
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	1,337,000	1,407,996
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.10%, 7/15/51(1)	529,000	422,571
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	752,000	573,319
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	318,000	212,923
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.37%, (1-month SOFR plus 1.61%), 11/15/38(1)	469,000	465,476
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	625,000	515,892
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	860,000	875,876
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	289,000	245,047
Morgan Stanley Capital I Trust, Series 2020-L4, Class D, 2.50%, 2/15/53(1)	628,000	479,077
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	1,097,000	1,038,515
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.57%, 7/15/39(1)	1,355,000	1,382,430
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	970,000	981,595
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	240,000	220,422
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,503,171)		10,015,779
PREFERRED SECURITIES — 2.3%
Banks — 0.7%
Citigroup, Inc., 3.875%	1,746,000	1,746,397
JPMorgan Chase & Co., 3.65%	407,000	404,959

Wells Fargo & Co., 3.90%	640,000	638,399
		2,789,755
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	1,693,000	1,683,696
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.50%	1,025,000	1,033,844
Energy Transfer LP, 6.625%	590,000	589,705
Sunoco LP, 7.875%(1)	419,000	430,749
		2,054,298
Trading Companies and Distributors — 0.7%
Air Lease Corp., 4.65%	800,000	794,749
Aircastle Ltd., 5.25%(1)	2,233,000	2,237,542
		3,032,291
TOTAL PREFERRED SECURITIES (Cost $9,436,783)		9,560,040
COLLATERALIZED LOAN OBLIGATIONS — 1.9%
Apidos CLO XIIX Ltd., Series 2024-49A, Class B, VRN, 5.47%, (3-month SOFR plus 1.60%), 10/24/37(1)	1,500,000	1,505,311
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.21%, (1-month SOFR plus 1.46%), 11/15/36(1)	644,592	644,912
Ares LII CLO Ltd., Series 2019-52A, Class CRR, VRN, 5.41%, (3-month SOFR plus 1.55%), 4/22/31(1)	2,200,000	2,201,730
Birch Grove CLO 4 Ltd., Series 2022-4A, Class BR, VRN, 5.70%, (3-month SOFR plus 1.80%), 7/15/37(1)	1,760,000	1,761,324
Jamestown CLO XIV Ltd., Series 2019-14A, Class BRR, VRN, 5.63%, (3-month SOFR plus 1.75%), 10/20/34(1)	1,820,000	1,822,917
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 5.86%, (3-month SOFR plus 1.96%), 1/16/31(1)	121,009	121,094
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,055,352)		8,057,288
MUNICIPAL SECURITIES — 1.2%
California State University Rev., 2.98%, 11/1/51	400,000	267,529
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AG)	105,000	86,989
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	316,590
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	595,000	529,447
Houston GO, 3.96%, 3/1/47	255,000	219,733
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	144,342
Metropolitan St. Louis Sewer District Rev., Series C, 3.26%, 5/1/45	250,000	198,876
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	580,000	445,360
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	51,312
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	46,785
New York GO, Series B-1, 5.83%, 10/1/53	750,000	772,806
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	335,897
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	139,886
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	146,119
State of California GO, 7.60%, 11/1/40	25,000	30,635
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)	65,000	67,402
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)	100,000	102,418
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AG)	185,000	187,385
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	460,000	469,590
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	70,000	74,748
University of California Rev., 3.07%, 5/15/51	220,000	149,496
TOTAL MUNICIPAL SECURITIES (Cost $5,617,320)		4,783,345
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Brazil — 0.2%
Brazil Government International Bonds, 6.625%, 3/15/35	1,007,000	1,039,174
Chile — 0.1%
Chile Government International Bonds, 5.33%, 1/5/54	300,000	290,227
Colombia — 0.1%
Colombia Government International Bonds, 7.75%, 11/7/36	200,000	208,830

Mexico — 0.4%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)	1,558,000	1,588,911
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,080,394)		3,127,142
SHORT-TERM INVESTMENTS — 1.2%
Commercial Paper(3) — 0.5%
Overwatch Bravo Funding LLC, 3.84%, 1/2/26(1)	2,100,000	2,100,004
Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/27, valued at $3,053,954), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $2,994,635)		2,994,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,093,785)		5,094,004
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $422,939,789)		424,403,724
OTHER ASSETS AND LIABILITIES — (1.5)%		(6,119,881)
TOTAL NET ASSETS — 100.0%		$418,283,843

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.K. Gilt 10-Year Bonds	30	March 2026	$3,694,867	$27,258
U.S. Treasury 10-Year Notes	128	March 2026	14,392,000	(79,948)
U.S. Treasury 10-Year Ultra Notes	41	March 2026	4,715,641	(2,033)
U.S. Treasury Long Bonds	88	March 2026	10,172,250	(117,047)
U.S. Treasury Ultra Bonds	165	March 2026	19,470,000	(316,618)
			$52,444,758	$(488,388)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1	March 2026	$208,789	$42
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30	$5,500,000	$413,098	$13,655	$426,753
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $153,932,653, which represented 36.8% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,266,580.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$141,311,567	—
U.S. Government Agency Mortgage-Backed Securities	—	118,136,514	—
Collateralized Mortgage Obligations	—	37,768,489	—
U.S. Treasury Securities	—	37,591,189	—
Convertible Preferred Securities	—	24,682,877	—
Asset-Backed Securities	—	24,275,490	—
Commercial Mortgage-Backed Securities	—	10,015,779	—
Preferred Securities	—	9,560,040	—
Collateralized Loan Obligations	—	8,057,288	—
Municipal Securities	—	4,783,345	—
Sovereign Governments and Agencies	—	3,127,142	—
Short-Term Investments	—	5,094,004	—
	—	$424,403,724	—
Other Financial Instruments
Futures Contracts	$42	$27,258	—
Swap Agreements	—	426,753	—
	$42	$454,011	—
Liabilities
Other Financial Instruments
Futures Contracts	$515,646	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.